Fair Value Measurements- Summary of Changes in Fair Value of Level 3 Financial Instruments (Detail) - Fair Value, Inputs, Level 3 [Member] - Contingent Earnout Liability [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Contingent earnout liability recognized upon the closing of the reverse recapitalization	(9,688)
Change in fair value included in other income (expense)	8,878
Ending Balance	$ (810)